Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 03, 2020
Accounting Policies [Abstract]
Financial Statement Impact Presented Under New Guidance
The impact on the Consolidated Statement of Operations for fiscal 2019 due to the adoption of the new revenue guidance was as follows:

	Results Assuming Historical Accounting	Impact of New Revenue Guidance	Reported
Revenues	$69,262	$345	$69,607
Cost and Expenses	(57,523)	(254)	(57,777)
Income Taxes	(3,005)	(21)	(3,026)
Net Income	11,514	70	11,584
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Reconciliation of Cash, Cash Equivalents and Restricted Cash [Table Text Block]
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the Consolidated Balance Sheet to the total of the amounts in the Consolidated Statement of Cash Flows.

	October 3, 2020	September 28, 2019	September 29, 2018
Cash and cash equivalents	$17,914	$5,418	$4,150
Restricted cash included in:
Other current assets	3	26	1
Other assets	37	11	4
Total cash, cash equivalents and restricted cash in the statement of cash flows	$17,954	$5,455	$4,155

Depreciation Computed on Straight-Line Method Over Estimated Useful Lives	Depreciation is computed on the straight-line method, generally over estimated useful lives as follows:

Attractions, buildings and improvements	20 – 40 years
Furniture, fixtures and equipment	3 – 25 years
Land improvements	20 – 40 years
Leasehold improvements	Life of lease or asset life if less

Expected Aggregate Annual Amortization Expense for Existing Amortizable Intangible Assets	The Company expects its aggregate annual amortization expense for amortizable intangible assets for fiscal 2021 through 2025 to be as follows:

2021	$2,055
2022	1,995
2023	1,808
2024	1,570
2025	1,471

Reconciliation of Weighted Average Number of Common and Common Equivalent Shares Outstanding and Number of Awards Excluded from Diluted Earnings Per Share Calculation
A reconciliation of the weighted average number of common and common equivalent shares outstanding and the number of Awards excluded from the diluted earnings per share calculation, as they were anti-dilutive, are as follows:

	2020	2019	2018
Weighted average number of common and common equivalent shares outstanding (basic)	1,808	1,656	1,499
Weighted average dilutive impact of Awards(1)	—	10	8
Weighted average number of common and common equivalent shares outstanding (diluted)	1,808	1,666	1,507
Awards excluded from diluted earnings per share	35	7	12
(1)Amounts exclude all potential common and common equivalent shares for periods when there is a net loss from continuing operations.